BANK LOANS AND FACILITIES	12 Months Ended
Dec. 31, 2012
BANK LOANS AND FACILITIES
BANK LOANS AND FACILITIES

12.                               BANK LOANS AND FACILITIES

As of December 31, 2012, the Group has $9 million (approximate to RMB57 million), RMB denominated, secured revolving credit facility scheduled to expire on June 24. 2013 (the “Facility”) granted by Bank of China (Shenzhen branch) (“BOC(SZ)”) to CDTC.  The Facility is secured by restricted cash of $10 million.  The Facility is available for general corporate working capital purposes at an interest rate of the Benchmark Rate.  As of December 31, 2012, there were borrowings of $9 million (see below). The unutilised amount of the Facility was nil as of December 31, 2012.  The Group’s bank loans consist of the following:

	December 31,
	2011	2012
BOC (SZ)
- Interest rate at Benchmark Rate, denominated in RMB	$—	$8,998,429
China Construction Bank (Shenzhen branch) (“CCB(SZ)”)
- Interest rate at 110% of Benchmark Rate, denominated in RMB(1)	20,465,028	—
Total bank loans	20,465,028	8,998,429
Less: Amount due within one year shown under current liabilities	20,465,028	8,998,429
Amount due after one year shown under non-current liabilities	$—	$—

Note:

(1)       The amounts were repaid in full in June 2012.

In January 2013, the Group has entered into another $24 million (approximate to RMB150 million) RMB denominated secured revolving credit facility, granted by CCB(SZ) to a VIE, VisionChina Media Group, scheduled to expire on January 13, 2014 (the “CCB Facility”).  The CCB Facility is secured by accounts receivable of VisionChina Media Group. The CCB Facility is available for general corporate working capital purposes at an interest rate of 160% of the Benchmark Rate.  The CCB Facility contains restrictive financial covenant of maintaining a leverage ratio of 65% by VisionChina Media Group.  Violation of such covenant could result in a default under the CCB Facility, which would permit the CCB(SZ) to terminate the CCB Facility available to the Group and require immediate repayment from the Group of any outstanding loans advanced under the CCB Facility.   As of date of this report, there were borrowings of $24 million and the unutilised amount of the CCB Facility was nil as of date of this report.